Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements
Capital Requirements

Note 12 - Capital Requirements

As of December 31, 2011 and 2010, the Bank exceeded the minimum capital ratios required for it to qualify as “well-capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well-capitalized”, the Bank must maintain minimum ratios for total capital to risk-weighted assets, Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets as set forth in the table below. There were no conditions or events since December 31, 2011, that management believes would result in a change of the category.

On January 13, 2011, the Bank agreed with its regulators to maintain minimum capital ratios in excess of the minimum ratios required by applicable federal regulations. Specifically, the Bank agreed to maintain minimum capital ratios equal to or exceeding 8.00% for Tier 1 capital to average total assets and 12.00% for total capital to risk-weighted assets. As of December 31, 2011, the Bank was in compliance with these heightened regulatory capital requirements. If the Bank is not in compliance with these requirements in the future, the Bank may become subject to additional regulatory actions or restrictions.

The Bank also has agreed not to pay dividends to West Suburban without obtaining prior approval of its bank regulators. In addition, West Suburban’s Board of Directors has resolved to obtain regulatory approval prior to paying dividends or redeeming West Suburban common stock in order to preserve capital and maintain the Company’s financial strength given the economic environment and its impact on the Company.

The capital amounts and ratios of the Company and the Bank for purposes of the prompt corrective action framework are presented in the table below:

	Actual		Minimum For Capital Adequacy Purposes		Minumum To Be Well- Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total capital (to risk-weighted assets)
Company	$174,107	13.72%	$101,540	8.00%	N/A	N/A
Bank (1)	170,781	13.46%	101,540	8.00%	126,925	10.00%
Tier 1 capital (to risk-weighted assets)
Company	158,097	12.46%	50,770	4.00%	N/A	N/A
Bank	154,771	12.19%	50,770	4.00%	76,155	6.00%
Tier 1 capital (to average assets)
Company	158,097	8.31%	76,099	4.00%	N/A	N/A
Bank (1)	154,771	8.11%	76,290	4.00%	95,362	5.00%

As of December 31, 2010
Total capital (to risk-weighted assets)
Company	$171,452	12.99%	$105,608	8.00%	N/A	N/A
Bank	160,089	12.22%	104,795	8.00%	130,993	10.00%
Tier 1 capital (to risk-weighted assets)
Company	154,808	11.73%	52,804	4.00%	N/A	N/A
Bank	143,570	10.96%	52,397	4.00%	78,596	6.00%
Tier 1 capital (to average assets)
Company	154,808	7.93%	78,101	4.00%	N/A	N/A
Bank	143,570	7.39%	77,699	4.00%	97,124	5.00%

(1) The Bank has agreed to maintain minimum Tier 1 capital to average assets of 8.00% and total capital to risk-weighted assets of 12.00%.

The appraised fair market value of West Suburban common stock owned by the ESOP is included in Tier 1 capital.